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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number    811-21483
                                   ---------------------------------------------


                                 Veracity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


401 W. Main Street, Suite 2100      Louisville, Kentucky       40202
--------------------------------------------------------------------------------
          (Address of principal executive offices)                 (Zip code)


                                 Wade R. Bridge


Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (502) 379-6980
                                                     ----------------------


Date of fiscal year end:        February 28, 2006
                          ---------------------------------------


Date of reporting period:       November 30, 2005
                          ---------------------------------------


Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005 (UNAUDITED)
================================================================================
   SHARES     COMMON STOCKS - 90.3%                                   VALUE
--------------------------------------------------------------------------------

              CONSUMER DISCRETIONARY - 11.3%
      17,590  Aftermarket Technology Corp. (a)                    $    360,595
      12,409  Ameristar Casinos, Inc.                                  292,728
      10,575  AnnTaylor Stores Corp. (a)                               320,740
       4,317  Brown Shoe Company, Inc.                                 177,429
      12,545  Carmike Cinemas, Inc.                                    330,184
      14,177  Entercom Communications Corp. (a)                        451,537
      23,688  Gray Television, Inc.                                    211,297
      68,670  La Quinta Corp. (a)                                      752,623
      13,192  MarineMax, Inc. (a)                                      346,422
       8,150  Media General, Inc. - Class A                            413,205
      27,567  OMI Corp.                                                534,800
      10,429  R.H. Donnelley Corp. (a)                                 656,818
      21,867  Ruby Tuesday, Inc.                                       531,805
      26,670  Tenneco, Inc. (a)                                        463,258
      19,855  Warnaco Group, Inc. (The) (a)                            487,837
      22,018  West Marine, Inc. (a)                                    292,399
                                                                  ------------
                                                                     6,623,677
                                                                  ------------
              CONSUMER STAPLES - 3.6%
      17,104  Casey's General Stores, Inc.                             393,734
      15,174  Chiquita Brands International, Inc.                      315,619
      10,111  Corn Products International, Inc.                        224,970
       6,152  J & J Snack Foods Corp.                                  373,672
       6,342  Longs Drug Stores Corp.                                  270,359
      22,317  Pathmark Stores, Inc. (a)                                240,131
      16,247  Premium Standard Farms, Inc.                             270,513
                                                                  ------------

                                                                     2,088,998
                                                                  ------------
              ENERGY - 4.0%
      20,285  KCS Energy, Inc. (a)                                     530,453
       8,475  Oil States International, Inc. (a)                       288,659
      12,290  Union Drilling, Inc. (a)                                 178,942
       9,724  Unit Corp. (a)                                           526,652
      15,496  Veritas DGC, Inc. (a)                                    506,719
       7,100  Whiting Petroleum Corp. (a)                              294,295
                                                                  ------------
                                                                     2,325,720
                                                                  ------------
              FINANCIALS - 25.7%
      20,311  Advanta Corp. - Class B                                  657,670
       8,603  Affiliated Managers Group, Inc. (a)                      678,261
      21,959  AMCORE Financial, Inc.                                   686,658
      17,442  Amegy Bancorporation, Inc.                               416,515
       9,220  AmerUs Group Co.                                         541,491
       5,130  Arch Capital Group, Ltd. (a)                             269,120
      19,329  Argonaut Group, Inc. (a)                                 614,662

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

================================================================================
   SHARES     COMMON STOCKS - 90.3% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
              FINANCIALS - 25.7% (CONTINUED)
      19,983  Assured Guaranty, Ltd.                              $    525,953
      11,520  Central Pacific Financial Corp.                          421,632
      54,439  Ceres Group, Inc. (a)                                    272,195
      12,525  Delphi Financial Group, Inc. - Class A                   593,435
      45,303  Dime Community Bancshares                                670,937
       5,500  FirstFed Financial Corp. (a)                             287,870
      20,490  First Midwest Bancorp, Inc.                              766,941
      23,440  Greater Bay Bancorp                                      624,442
      16,836  Independent Bank Corp.                                   491,106
      11,420  Investment Technology Group, Inc. (a)                    444,124
      16,685  Irwin Financial Corp.                                    377,415
      15,220  MAF Bancorp, Inc.                                        647,915
       9,066  Navigators Group, Inc. (The) (a)                         366,357
      24,814  Ohio Casualty Corp.                                      734,494
      10,058  PFF Bancorp, Inc.                                        307,272
      13,175  Raymond James Financial, Inc.                            477,462
      53,680  Republic Bancorp, Inc.                                   666,706
       5,281  RLI Corp.                                                275,668
      10,825  South Financial Group, Inc. (The)                        321,178
      12,709  Sterling Financial Corp.                                 331,705
      21,369  Trustmark Corp.                                          611,153
      18,512  Whitney Holding Corp.                                    542,402
      15,965  World Acceptance Corp. (a)                               439,676
                                                                  ------------
                                                                    15,062,415
                                                                  ------------
              HEALTH CARE - 3.0%
      19,999  Andrx Corp. (a)                                          355,782
      10,669  Kindred Healthcare, Inc. (a)                             295,318
       7,490  LifePoint Hospitals, Inc. (a)                            284,995
      15,210  PAREXEL International Corp. (a)                          312,870
      11,945  Sybron Dental Specialties, Inc. (a)                      522,474
                                                                  ------------
                                                                     1,771,439
                                                                  ------------
              INDUSTRIALS - 13.9%
      14,620  Aviall, Inc. (a)                                         448,834
      10,430  Banta Corp.                                              526,715
      55,252  Comfort Systems USA, Inc.                                518,816
      14,397  EDO Corp.                                                383,392
      29,178  Entegris, Inc. (a)                                       294,698
      12,443  Genesee & Wyoming, Inc. - Class A (a)                    418,334
       7,669  Hub Group, Inc. - Class A (a)                            310,978
       7,901  Kennametal, Inc.                                         432,896
      17,751  Labor Ready, Inc. (a)                                    391,942
       6,662  Mobile Mini, Inc. (a)                                    333,100
       8,372  NCI Building Systems, Inc. (a)                           364,601

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

================================================================================
   SHARES     COMMON STOCKS - 90.3% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
              INDUSTRIALS - 13.9% (CONTINUED)
       9,750  Park-Ohio Holdings Corp. (a)                        $    153,562
      18,645  Steelcase, Inc. - Class A                                275,760
       8,375  Tecumseh Products Co. - Class A                          186,930
       6,298  Thomas & Betts Corp. (a)                                 252,172
      27,465  United Rentals, Inc. (a)                                 581,159
       4,246  United Stationers, Inc. (a)                              208,054
      16,722  USA Truck, Inc. (a)                                      453,166
      22,097  Wabtec Corp.                                             570,766
      22,375  WCA Waste Corp. (a)                                      185,713
      25,699  Werner Enterprises, Inc.                                 526,058
                                                                  ------------
                                                                     7,817,646
                                                                  ------------
              INFORMATION TECHNOLOGY - 14.0%
      72,084  3Com Corp. (a)                                           260,944
      58,067  Adaptec, Inc. (a)                                        288,593
      47,005  Andrew Corp. (a)                                         513,765
       6,860  Anteon International Corp. (a)                           294,088
      17,400  Axsys Technologies, Inc. (a)                             325,206
      10,557  Benchmark Electronics, Inc. (a)                          323,572
      55,276  Borland Software Corp. (a)                               335,525
      32,347  Brooks Automation, Inc. (a)                              415,982
      36,906  C-COR, Inc. (a)                                          209,257
      16,918  CommScope, Inc. (a)                                      346,988
      22,228  Cypress Semiconductor Corp. (a)                          333,420
      11,336  Fairchild Semiconductor International, Inc. (a)          196,566
      16,618  Hutchinson Technology, Inc. (a)                          475,109
      36,088  Integrated Device Technology, Inc. (a)                   432,334
       7,639  Komag, Inc. (a)                                          266,907
      47,731  Lawson Software, Inc. (a)                                362,278
      47,975  Mattson Technology, Inc. (a)                             475,912
      38,969  MPS Group, Inc. (a)                                      489,840
      24,277  MRO Software, Inc. (a)                                   369,981
      87,257  Parametric Technology Corp. (a)                          510,453
      23,863  Photronics, Inc. (a)                                     378,944
      31,624  Stellent, Inc. (a)                                       329,838
      17,014  SYNNEX Corp. (a)                                         266,269
                                                                  ------------
                                                                     8,201,771
                                                                  ------------
              MATERIALS - 8.2%
      16,402  Airgas, Inc.                                             510,102
      17,948  AMCOL International Corp.                                365,242
      10,410  Bowater, Inc.                                            323,231
       4,760  Carpenter Technology Corp.                               312,018
      13,329  Commercial Metals Co.                                    467,848
      12,971  Cytec Industries, Inc.                                   587,457

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     COMMON STOCKS - 90.3% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
              MATERIALS - 8.2% (CONTINUED)
      10,937  FMC Corp. (a)                                       $    581,520
      11,766  Georgia Gulf Corp.                                       327,801
      17,594  Hexcel Corp. (a)                                         292,588
      18,388  RBC Bearings, Inc. (a)                                   287,037
       8,366  RTI International Metals, Inc. (a)                       312,052
      13,647  Schnitzer Steel Industries, Inc. - Class A               470,685
                                                                  ------------
                                                                     4,837,581
                                                                  ------------
              TELECOMMUNICATION SERVICES - 1.9%
      18,028  Brightpoint, Inc. (a)                                    507,308
      21,397  Iowa Telecommunications Services, Inc.                   360,539
      38,385  Premiere Global Services, Inc. (a)                       290,191
                                                                  ------------
                                                                     1,158,038
                                                                  ------------
              UTILITIES - 4.7%
       8,730  ALLETE, Inc.                                             403,763
      11,311  IDACORP, Inc.                                            322,477
      11,859  New Jersey Resources Corp.                               504,126
      10,585  Northwest Natural Gas Co.                                363,701
      11,610  Otter Tail Corp.                                         348,881
      19,486  Sierra Pacific Resources (a)                             262,671
      20,502  Vectren Corp.                                            556,629
                                                                  ------------
                                                                     2,762,248
                                                                  ------------

              TOTAL COMMON STOCKS (Cost $50,110,366)              $ 52,649,533
                                                                  ------------

================================================================================
   SHARES     REAL ESTATE INVESTMENT TRUSTS - 6.8%                    VALUE
--------------------------------------------------------------------------------
              DIVERSIFIED - 0.7%
      80,175  ECC Capital Corp.                                   $    240,525
       6,261  First Potomac Realty Trust                               173,117
                                                                  ------------
                                                                       413,642
                                                                  ------------
              INDUSTRIAL/OFFICE - 3.0%
       9,544  Alexandria Real Estate Equities, Inc.                    801,696
      26,730  Corporate Office Properties Trust                        964,418
                                                                  ------------
                                                                     1,766,114
                                                                  ------------
              LODGING/RESORT - 2.0%
      38,890  Equity Inns, Inc.                                        533,571
      63,260  MeriStar Hospitality Corp. (a)                           619,315
                                                                  ------------
                                                                     1,152,886
                                                                  ------------
              MORTGAGE BACKED - 1.1%
      22,550  Annaly Mortgage Management, Inc.                         264,963
      31,586  Saxon Capital, Inc.                                      379,032
                                                                  ------------
                                                                       643,995
                                                                  ------------

              TOTAL REAL ESTATE INVESTMENT TRUSTS
                (Cost $3,674,463)                                 $  3,976,637
                                                                  ------------

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     MONEY MARKET FUNDS - 3.3%                               VALUE
--------------------------------------------------------------------------------

   1,922,618  First American Treasury Obligation Fund - Class Y
                (Cost $1,922,618)                                 $  1,922,618
                                                                  ------------

              TOTAL INVESTMENT SECURITIES - 100.4%
                (Cost $55,707,447)                                $ 58,548,788

              LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4%)          (227,813)
                                                                  ------------

              NET ASSETS - 100.0%                                 $ 58,320,975
                                                                  ============

     (a)  Non-income producing security.

 See accompanying notes to Portfolio of Investments.

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005 (UNAUDITED)
================================================================================

1.   SECURITIES VALUATION

     Securities of Veracity Small Cap Value Fund that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when Integrity Asset Management, LLC ("the Advisor") determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of Veracity Funds.

2.   SECURITY TRANSACTIONS

     Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

3.   FEDERAL INCOME TAX

     The following information is computed on a tax basis for each item as of November 30, 2005:

               Cost of portfolio investments            $  55,848,154
                                                       ===============
               Gross unrealized appreciation            $   4,660,983
               Gross unrealized depreciation               (1,628,309)
                                                       ---------------
               Net unrealized appreciation              $   3,032,674
                                                       ===============


     The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are either temporary or permanent in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2.  CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Veracity Funds
              ---------------------------------------------------


By (Signature and Title)*    /s/ Matthew G. Bevin
                           --------------------------------------
                           Matthew G. Bevin, President


Date      January 23, 2006
      ---------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/ Matthew G. Bevin
                           --------------------------------------
                           Matthew G. Bevin, President

Date     January 23, 2006
      ---------------------------------


By (Signature and Title)*    /s/ Mark J. Seger
                           --------------------------------------

                           Mark J. Seger, Treasurer

Date     January 23, 2006
      ---------------------------------


* Print the name and title of each signing officer under his or her signature.